Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total assets	$ 999,299,463	$ 1,169,086,869
Total liabilities	759,662,018	940,341,140
Shareholders' equity	239,637,445	228,745,729	$ 217,948,890	$ 192,542,610
Associates [member]
Disclosure of associates [line items]
Total assets	88,898	88,980
Total liabilities	12,608	18,332
Shareholders' equity	$ 76,290	$ 70,648
Proportional Bank's interest	5.00%	5.00%
Investment carrying amount	$ 3,815	$ 3,532
Play Digital SA [Member]
Disclosure of associates [line items]
Total assets	1,863,801	996,013
Total liabilities	157,398	132,254
Shareholders' equity	$ 1,706,403	$ 863,759
Proportional Bank's interest	10.0197%	9.9545%
Investment carrying amount	$ 170,976	$ 85,983